ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F - 2
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM 24F - 2
                     ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F - 2

          READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                           PLEASE PRINT OR TYPE.

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1. Name and address of issuer:
SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

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2. Name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities to the issuer, check the box but do not list series or classes):
                                                                     [X]

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3. Investment Company Act file Number:
811-8670
   Securities Act File Number:
033-82268

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4(a). Last day of fiscal year for which this form is filed:
 DECEMBER 31, 2015

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4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
THE REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                     [ ]

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5. Calculation of registration fees:

        (i). Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                    $       27,232
                                                                  --------------

       (ii). Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                                     $      538,805
                                                                  --------------

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      (iii). Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees
             payable to the Commission:        $   408,109,926
                                           ------------------------

       (iv). Total available redemption credits (add
             Items 5(ii) and 5(iii):                              $  408,648,731
                                                                  --------------

        (v). Net sales - if item 5(i) is greater
             than item 5(iv) [subtract item 5(iv)
             from item 5(i)]                                                  $0
                                                                  ==============

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       (vi). Redemption credits available for use
             in future years-if item 5(i) is
             less than item 5(iv) [subtract
             item 5(iv) from item 5(i)]:     $    (408,621,499)
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      (vii). Multiplier for determining registration
             fee (See Instruction C.9):                          X     0.0001007
                                                                   -------------

     (viii). Registration fee due [multiply item
             5(v) by item 5(vii)] (enter "0" if
             no fee is due):                                     =            $0
                                                                   =============

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6. Prepaid Shares
   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________0_________. If there is a number of shares or other units that were registered pursuant to rule 24-e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________0____________

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7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
    instruction D):
                                                                 +
                                                                   -------------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =            $0
                                                                   =============

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
               Method of Delivery:
                                  Wire Transfer                   [ ]
                                  Mail or other means             [ ]
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                                    SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and the capabilities and on the dates indicated.

By (Signature and Title)*______________________________________________
                          KIRSTEN REGISTER
                          VICE-PRESIDENT, CORPORATE CONTROLLER

Date______________
               *Please print the name and title of the signing officer
                below the signature.
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